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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                                  LEGACY PLUS
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                         SUPPLEMENT DATED MAY 3, 1999
                                      TO
                        PROSPECTUS DATED APRIL 30, 1999

     Effective May 3, 1999, American General Life Insurance Company ("AGL") is amending the available investment options for the Legacy Plus Policies described on Pages 1 and 3 of the prospectus. The purpose for amending the prospectus is to set out the currently available investment options.

                               INVESTMENT OPTIONS

     ON PAGE 1 OF THE PROSPECTUS, THE ENTIRE SECTION UNDER "INVESTMENT OPTIONS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Investment options. You may use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options and change your selections from time to time:


AIM VARIABLE             AMERICAN GENERAL SERIES     BT INSURANCE FUNDS TRUST
 INSURANCE FUNDS,           PORTFOLIO COMPANY
 INC.

 . AIM V.I. Value         .  Money Market Fund          .  Equity 500 Index
  Fund                                                 .  EAFE Equity Index

A I M Advisors,          The Variable Annuity Life     Bankers Trust Company*
 Inc. *                    Insurance Company *

--------------------------------------------------------------------------------
MORGAN STANLEY DEAN        ROYCE CAPITAL FUND
 WITTER UNIVERSAL
 FUNDS, INC.               .  Royce Total Return

 .  Equity Growth           Royce & Associates, Inc.*

Morgan Stanley Dean
 Witter Investment
 Management Inc.*
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*The Investment Adviser of the investment option
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  ON PAGE 3 OF THE PROSPECTUS, THE ENTIRE SECTION UNDER "NEW INVESTMENT OPTIONS"
IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING NEW SECTION CALLED "INVESTMENT OPTIONS CURRENTLY NOT AVAILABLE":

     Investment Options currently not available: The following eight investment options, although we disclose certain information about them, are currently not available as investment options:


 .  AIM VARIABLE INSURANCE FUNDS,        .  TEMPLETON VARIABLE PRODUCTS SERIES
    INC.                                    FUND
   AIM V.I. International Equity Fund      Franklin Small Cap Investments Fund
 .  MFS VARIABLE INSURANCE TRUST            Templeton Developing Markets Fund
   MFS Emerging Growth Series              Templeton International Fund
 .  PUTNAM VARIABLE TRUST                 . OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Putnam VT Diversified Income Fund       Oppenheimer High Income
   Putnam VT Growth and Income Fund

We plan to make these 8 investment options available in the future and will file a new prospectus supplement at such time. As of the date of this supplement, we have 6 available investment options only.

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